Derivative instruments and hedging activities - Volume of derivative activity in statement of financial position (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2021	Mar. 31, 2020
Derivatives, Fair Value [Line Items]
Total Notional	[1]	¥ 2,956,947	¥ 2,875,396
Derivative assets, Fair value		16,006	21,190
Derivative liabilities, Fair value	[1]	16,191	20,790
Derivatives used for trading and non-trading purposes [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[2],[3]	2,955,649	2,874,217	[1]
Derivative assets, Fair value	[2],[3]	15,986	21,151
Derivative liabilities, Fair value	[2],[3]	16,177	20,789	[1]
Derivatives used for trading and non-trading purposes [Member] | Equity contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[2],[3]	40,396	47,976	[1]
Derivative assets, Fair value	[2],[3]	1,402	1,921
Derivative liabilities, Fair value	[2],[3]	2,229	2,008	[1]
Derivatives used for trading and non-trading purposes [Member] | Interest rate contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[2],[3]	2,524,407	2,522,172	[1]
Derivative assets, Fair value	[2],[3]	9,617	13,590
Derivative liabilities, Fair value	[2],[3]	9,023	13,214	[1]
Derivatives used for trading and non-trading purposes [Member] | Credit contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[2],[3]	38,850	36,155	[1]
Derivative assets, Fair value	[2],[3]	455	407
Derivative liabilities, Fair value	[2],[3]	523	457	[1]
Derivatives used for trading and non-trading purposes [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[2],[3]	351,662	267,313	[1]
Derivative assets, Fair value	[2],[3]	4,511	5,224
Derivative liabilities, Fair value	[2],[3]	4,402	5,104	[1]
Derivatives used for trading and non-trading purposes [Member] | Commodity contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[2],[3]	334	601	[1]
Derivative assets, Fair value	[2],[3]	1	9
Derivative liabilities, Fair value	[2],[3]	0	6	[1]
Derivatives designated as hedging instruments [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1]	1,298	1,179
Derivative assets, Fair value		20	39
Derivative liabilities, Fair value	[1]	14	1
Derivatives designated as hedging instruments [Member] | Interest rate contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1]	1,168	1,064
Derivative assets, Fair value		15	39
Derivative liabilities, Fair value	[1]	14	0
Derivatives designated as hedging instruments [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1]	130	115
Derivative assets, Fair value		5
Derivative liabilities, Fair value	[1]		¥ 1

[1]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[2]	As of March 31, 2020 and 2021, the amounts reported include derivatives used for non-trading purposes which are not designated as fair value or net investment hedges. These amounts have not been separately presented since such amounts were not significant.
[3]	Each derivative classification includes derivatives referencing multiple risk components. For example, certain interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.